SHAREHOLDERS EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Stock
Quantity	2,307,099,812
Percentage of shares issued	100.00%
Share capital	R$ 70,099,826	R$ 70,099,826
Transactions costs on issuance of shares	R$ (108,186)	(108,186)
Federal Government
Capital Stock
Quantity	667,889,378
Percentage of shares issued	28.95%
BNDES
Capital Stock
Quantity	92,807,935
Percentage of shares issued	4.02%
BNDESPAR
Capital Stock
Quantity	90,647,537
Percentage of shares issued	3.93%
BlackRock
Capital Stock
Quantity	77,785,728
Percentage of shares issued	3.37%
GIC Private
Capital Stock
Quantity	131,135,128
Percentage of shares issued	5.68%
American Depositary Receipts - ADR's
Capital Stock
Quantity	55,721,047
Percentage of shares issued	2.42%
Radar Resource Manager
Capital Stock
Quantity	36,415,408
Percentage of shares issued	1.59%
Others
Capital Stock
Quantity	1,154,697,651
Percentage of shares issued	50.04%
CAPITAL STOCK
Capital Stock
Capital stock excluding share issuance expenses	R$ 69,991,640	R$ (69,991,640)
Share capital	70,099,826
Transactions costs on issuance of shares	R$ (108,186)
Par value (in dollars per share)	R$ 0
Ordinary shares
Capital Stock
Quantity	2,027,011,498
Percentage of shares issued	100.00%
Ordinary shares | Federal Government
Capital Stock
Quantity	667,888,884
Percentage of shares issued	32.95%
Ordinary shares | BNDES
Capital Stock
Quantity	74,545,264
Percentage of shares issued	3.68%
Ordinary shares | BNDESPAR
Capital Stock
Quantity	71,956,435
Percentage of shares issued	3.55%
Ordinary shares | BlackRock
Capital Stock
Quantity	67,110,765
Percentage of shares issued	3.31%
Ordinary shares | GIC Private
Capital Stock
Quantity	124,796,783
Percentage of shares issued	6.16%
Ordinary shares | American Depositary Receipts - ADR's
Capital Stock
Quantity	50,908,103
Percentage of shares issued	2.51%
Ordinary shares | Radar Resource Manager
Capital Stock
Quantity	5,821,332
Percentage of shares issued	0.29%
Ordinary shares | Others
Capital Stock
Quantity	963,983,932
Percentage of shares issued	47.55%
Series A PREFERENTIAL
Capital Stock
Quantity	146,920
Percentage of shares issued	100.00%
Series A PREFERENTIAL | Others
Capital Stock
Quantity	146,920
Percentage of shares issued	100.00%
Series B PREFERENTIAL
Capital Stock
Quantity	279,941,393
Percentage of shares issued	99.99%
Series B PREFERENTIAL | Federal Government
Capital Stock
Quantity	493
Series B PREFERENTIAL | BNDES
Capital Stock
Quantity	18,262,671
Percentage of shares issued	6.52%
Series B PREFERENTIAL | BNDESPAR
Capital Stock
Quantity	18,691,102
Percentage of shares issued	6.68%
Series B PREFERENTIAL | BlackRock
Capital Stock
Quantity	10,674,963
Percentage of shares issued	3.81%
Series B PREFERENTIAL | GIC Private
Capital Stock
Quantity	6,338,345
Percentage of shares issued	2.26%
Series B PREFERENTIAL | American Depositary Receipts - ADR's
Capital Stock
Quantity	4,812,944
Percentage of shares issued	1.72%
Series B PREFERENTIAL | Radar Resource Manager
Capital Stock
Quantity	30,594,076
Percentage of shares issued	10.93%
Series B PREFERENTIAL | Others
Capital Stock
Quantity	190,566,799
Percentage of shares issued	68.07%
Golden Shares
Capital Stock
Quantity	1
Percentage of shares issued	100.00%
Golden Shares | Federal Government
Capital Stock
Quantity	1
Percentage of shares issued	100.00%